Shareholder Report, Line Graph (Details) 194026_Jackson Square Large-Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 256,599	$ 185,647	$ 143,823	$ 244,875	$ 183,338	$ 144,244	$ 126,163	$ 119,987	$ 96,763	$ 100,000	$ 333,436
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Total Return Index
Accumulated Value	315,490	228,772	209,042	251,560	175,032	157,682	137,882	129,130	104,341	100,000	$ 382,955
Bloomberg US 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Growth Total Return Index
Accumulated Value	369,618	260,663	226,907	299,675	210,382	167,155	142,306	129,902	102,462	100,000	$ 465,386
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Total Return
Accumulated Value	$ 410,439	$ 285,490	$ 240,008	$ 318,298	$ 222,262	$ 172,005	$ 146,884	$ 132,672	$ 102,282	$ 100,000	$ 536,445